Schedule of Investments (unaudited)
May 31, 2025
iShares® MSCI China Multisector Tech ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Automobile Components — 1.0%
Contemporary Amperex Technology Co. Ltd., Class H(a)	5,700	$220,553
Broadline Retail — 13.0%
Alibaba Group Holding Ltd.	58,800	837,183
JD.com Inc., Class A	53,400	864,179
PDD Holdings Inc., ADR(a)	7,776	750,462
Vipshop Holdings Ltd., ADR	29,652	408,901
		2,860,725
Capital Markets — 1.6%
East Money Information Co. Ltd., Class A	86,252	245,605
Hithink RoyalFlush Information Network Co. Ltd., Class A	2,800	95,424
		341,029
Communications Equipment — 3.5%
BYD Electronic International Co. Ltd.	72,000	284,061
Guangzhou Haige Communications Group Inc. Co., Class A	14,400	27,192
Hengtong Optic-Electric Co. Ltd., Class A	13,200	27,373
Suzhou TFC Optical Communication Co. Ltd., Class A	3,620	41,015
Yealink Network Technology Corp. Ltd., Class A	7,240	33,797
Zhongji Innolight Co. Ltd., Class A	6,040	78,281
ZTE Corp., Class A	21,600	92,763
ZTE Corp., Class H	67,200	187,480
		771,962
Consumer Finance — 1.8%
Qifu Technology Inc.	9,540	392,094
Diversified Consumer Services — 4.0%
New Oriental Education & Technology Group Inc.	110,700	522,697
TAL Education Group, ADR(a)	37,284	366,502
		889,199
Electrical Equipment — 6.5%
CNGR Advanced Material Co. Ltd., Class A	4,800	20,614
Contemporary Amperex Technology Co. Ltd., Class A	23,940	825,587
Eve Energy Co. Ltd., Class A	10,800	67,256
GEM Co. Ltd., Class A	28,800	24,161
Goneo Group Co. Ltd., Class A	3,697	36,245
Gotion High-tech Co. Ltd., Class A	9,600	32,524
Jiangsu Zhongtian Technology Co. Ltd., Class A	19,200	35,324
Ningbo Deye Technology Co. Ltd., Class A, NVS	3,608	41,133
Ningbo Orient Wires & Cables Co. Ltd., Class A	3,992	26,351
Ningbo Sanxing Medical Electric Co. Ltd., Class A	7,200	21,963
Sieyuan Electric Co. Ltd., Class A	4,800	47,961
Sungrow Power Supply Co. Ltd., Class A	10,820	90,337
Sunwoda Electronic Co. Ltd., Class A	9,600	24,552
TBEA Co. Ltd., Class A	26,880	43,233
Zhejiang Chint Electrics Co. Ltd., Class A	12,000	36,403
Zhejiang Huayou Cobalt Co. Ltd., Class A	9,600	44,250
		1,417,894
Electronic Equipment, Instruments & Components — 10.4%
AAC Technologies Holdings Inc.	72,000	332,975
Accelink Technologies Co. Ltd., Class A	4,800	27,345
Avary Holding Shenzhen Co. Ltd., Class A	13,000	50,863
BOE Technology Group Co. Ltd., Class A	198,400	104,329
Chaozhou Three-Circle Group Co. Ltd., Class A	10,800	48,932
China Railway Signal & Communication Corp. Ltd., Class A	38,400	26,685
Eoptolink Technology Inc. Ltd., Class A	5,040	61,668
Everdisplay Optronics Shanghai Co. Ltd., Class A(a)	69,600	22,659
Foxconn Industrial Internet Co. Ltd., Class A	72,000	188,085
GoerTek Inc., Class A	19,200	55,478
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Huagong Tech Co. Ltd., Class A	6,000	$34,996
Lens Technology Co. Ltd., Class A	27,600	77,265
Lingyi iTech Guangdong Co., Class A	38,400	42,821
Luxshare Precision Industry Co. Ltd., Class A	39,600	165,949
Maxscend Microelectronics Co. Ltd., Class A	2,640	25,745
OFILM Group Co. Ltd., Class A(a)	18,000	29,223
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	880	23,006
Shengyi Technology Co. Ltd., Class A	13,200	47,873
Shennan Circuits Co. Ltd., Class A	3,120	36,359
Sunny Optical Technology Group Co. Ltd.	64,800	494,721
SUPCON Technology Co. Ltd., Class A	5,381	32,783
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	9,600	37,381
TCL Technology Group Corp., Class A	100,080	59,211
Unisplendour Corp. Ltd., Class A	15,600	51,716
Victory Giant Technology Huizhou Co. Ltd., Class A	4,800	57,711
Wingtech Technology Co. Ltd., Class A	7,200	33,867
Wuhan Guide Infrared Co. Ltd., Class A(a)	22,868	27,963
WUS Printed Circuit Kunshan Co. Ltd., Class A	10,800	46,427
Zhejiang Dahua Technology Co. Ltd., Class A	18,000	37,962
		2,281,998
Entertainment — 7.2%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	12,000	24,323
Beijing Enlight Media Co. Ltd., Class A	15,600	37,787
China Ruyi Holdings Ltd.(a)	768,000	200,788
Kingsoft Corp. Ltd.	84,000	356,182
Mango Excellent Media Co. Ltd., Class A	10,800	33,389
NetEase Inc.	37,200	899,431
Tencent Music Entertainment Group, ADR	1,608	27,079
		1,578,979
Household Durables — 7.3%
Beijing Roborock Technology Co. Ltd., Class A	792	24,889
Ecovacs Robotics Co. Ltd., Class A	3,600	26,691
Gree Electric Appliances Inc. of Zhuhai, Class A	15,600	100,264
Haier Smart Home Co. Ltd., Class A	34,800	120,510
Haier Smart Home Co. Ltd., Class A	220,800	643,018
Hisense Home Appliances Group Co. Ltd., Class H	27,000	88,852
Midea Group Co. Ltd., Class A	19,200	210,091
Midea Group Co. Ltd., Class H(a)	32,400	338,730
Sichuan Changhong Electric Co. Ltd., Class A	25,200	34,415
Zhejiang Supor Co. Ltd., Class A	2,900	21,824
		1,609,284
Interactive Media & Services — 16.6%
Autohome Inc., ADR	5,928	145,355
Baidu Inc., Class A(a)	81,600	837,553
Bilibili Inc., Class Z(a)(b)	21,120	387,214
Kanzhun Ltd., ADR(a)	26,412	447,947
Kuaishou Technology(a)(c)	142,800	959,934
Kunlun Tech Co. Ltd., Class A	7,200	33,224
Tencent Holdings Ltd.	13,352	841,745
		3,652,972
IT Services — 0.4%
Isoftstone Information Technology Group Co. Ltd., Class A, NVS	4,925	35,559
Range Intelligent Computing Technology Group Co. Ltd., Class A	8,420	49,883
		85,442
Machinery — 1.6%
Haitian International Holdings Ltd.	60,000	145,887

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI China Multisector Tech ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Jiangsu Hengli Hydraulic Co. Ltd., Class A	7,200	$67,829
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	4,800	40,796
Shenzhen Inovance Technology Co. Ltd., Class A	7,200	65,438
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	9,600	34,312
		354,262
Media — 0.1%
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	14,400	23,479
Semiconductors & Semiconductor Equipment — 11.4%
ACM Research Shanghai Inc., Class A	952	13,325
Advanced Micro-Fabrication Equipment Inc./China, Class A	3,600	87,037
Amlogic Shanghai Co. Ltd., Class A(a)	2,484	22,947
Bestechnic Shanghai Co. Ltd., Class A	600	32,544
Cambricon Technologies Corp. Ltd., Class A(a)	2,273	189,593
China Resources Microelectronics Ltd., Class A	7,256	47,820
CSI Solar Co. Ltd., Class A	19,802	24,434
Flat Glass Group Co. Ltd., Class A	10,800	21,445
GalaxyCore Inc., Class A, NVS	12,064	26,280
GCL Technology Holdings Ltd.(a)(b)	2,064,000	214,842
GigaDevice Semiconductor Inc., Class A(a)	3,600	55,887
Hangzhou First Applied Material Co. Ltd., Class A	14,450	24,228
Hangzhou Silan Microelectronics Co. Ltd., Class A(a)	9,600	31,883
Hua Hong Semiconductor Ltd.(c)	60,000	240,444
Hwatsing Technology Co. Ltd., Class A, NVS	1,017	20,775
Hygon Information Technology Co. Ltd., Class A, NVS	12,180	226,969
Ingenic Semiconductor Co. Ltd., Class A	2,400	21,048
JA Solar Technology Co. Ltd., Class A(a)	18,088	22,852
JCET Group Co. Ltd., Class A	9,600	42,700
Jinko Solar Co. Ltd., Class A	55,376	39,807
LONGi Green Energy Technology Co. Ltd., Class A	42,020	83,569
Loongson Technology Corp. Ltd., Class A(a)	2,400	43,008
Montage Technology Co. Ltd., Class A	5,137	54,158
National Silicon Industry Group Co. Ltd., Class A	14,400	36,893
NAURA Technology Group Co. Ltd., Class A	2,800	162,238
Nexchip Semiconductor Corp., Class A(a)	10,363	29,264
Piotech Inc., Class A, NVS	1,282	26,126
Rockchip Electronics Co. Ltd., Class A	2,400	47,780
Sanan Optoelectronics Co. Ltd., Class A	28,800	49,476
SG Micro Corp., Class A	2,480	31,652
Shenzhen Goodix Technology Co. Ltd., Class A	2,400	22,866
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	22,800	23,901
Tianshui Huatian Technology Co. Ltd., Class A	19,200	23,213
TongFu Microelectronics Co. Ltd., Class A	8,400	27,250
Tongwei Co. Ltd., Class A	25,200	56,781
Trina Solar Co. Ltd., Class A	12,000	22,235
Unigroup Guoxin Microelectronics Co. Ltd., Class A	4,819	42,652
Verisilicon Microelectronics Shanghai Co. Ltd., Class A(a)	2,002	24,218
Will Semiconductor Co. Ltd. Shanghai, Class A	7,220	124,360
Xinjiang Daqo New Energy Co. Ltd., Class A	9,688	25,789
Xinyi Solar Holdings Ltd.	408,000	122,485
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	7,200	26,866
		2,513,640
Security	Shares	Value
Software — 4.4%
360 Security Technology Inc., Class A	38,746	$53,577
Beijing Kingsoft Office Software Inc., Class A	2,400	93,558
China National Software & Service Co. Ltd., Class A(a)	4,949	30,145
Empyrean Technology Co. Ltd., Class A, NVS	2,400	42,147
Hundsun Technologies Inc., Class A	10,620	38,518
Iflytek Co. Ltd., Class A	13,200	84,039
Jiangsu Hoperun Software Co. Ltd., Class A(a)	3,600	25,069
Kingdee International Software Group Co. Ltd.(a)	276,000	429,548
Shanghai Baosight Software Co. Ltd., Class A	12,088	41,943
Shanghai Baosight Software Co. Ltd., Class B	66,013	91,315
Yonyou Network Technology Co. Ltd., Class A(a)	19,200	34,723
		964,582
Technology Hardware, Storage & Peripherals — 8.7%
Anker Innovations Technology Co. Ltd., Class A	2,801	39,482
China Greatwall Technology Group Co. Ltd., Class A(a)	18,000	36,232
GRG Banking Equipment Co. Ltd., Class A	14,400	24,135
Huaqin Technology Co. Ltd., Class A	3,600	32,961
IEIT Systems Co. Ltd., Class A	8,400	56,732
Lenovo Group Ltd.	720,000	821,965
Ninestar Corp., Class A(a)	7,200	21,498
Shenzhen Transsion Holdings Co. Ltd., Class A	5,084	51,103
Xiaomi Corp., Class B(a)(c)	129,600	834,236
		1,918,344
Total Long-Term Investments — 99.5% (Cost: $24,641,096)		21,876,438
Short-Term Securities
Money Market Funds — 2.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(d)(e)(f)	496,298	496,496
Total Short-Term Securities — 2.3% (Cost: $496,496)		496,496
Total Investments — 101.8% (Cost: $25,137,592)		22,372,934
Liabilities in Excess of Other Assets — (1.8)%		(396,552)
Net Assets — 100.0%		$21,976,382

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI China Multisector Tech ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$496,578 (a)	$—	$(82)	$—	$496,496	496,298	$79 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0 (a)	—	—	—	—	—	89	—
				$(82)	$—	$496,496		$168	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI China Index	3	06/20/25	$85	$(1,452)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,021,686	$18,854,752	$—	$21,876,438
Short-Term Securities
Money Market Funds	496,496	—	—	496,496
	$3,518,182	$18,854,752	$—	$22,372,934

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI China Multisector Tech ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(1,452)	$—	$(1,452)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares